Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2021

GCF-QTLY-1021
1.805820.117

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.4%
Entertainment - 3.1%
Activision Blizzard, Inc.	1,961,971	$161,608
Electronic Arts, Inc.	362,867	52,692
Live Nation Entertainment, Inc. (a)	108,892	9,441
NetEase, Inc. ADR	346,905	33,795
Netflix, Inc. (a)	779,013	443,406
Roblox Corp. (a)(b)	764,938	62,763
Roku, Inc. Class A (a)	2,311,625	814,617
Sea Ltd. ADR (a)	1,447,772	489,810
The Walt Disney Co. (a)	254,772	46,190
		2,114,322
Interactive Media & Services - 9.8%
Alphabet, Inc.:
Class A (a)	1,079,816	3,124,934
Class C (a)	614,989	1,789,151
Bumble, Inc. (b)	202,825	11,054
Facebook, Inc. Class A (a)	3,691,453	1,400,463
IAC (a)	45,329	5,986
Kuaishou Technology Class B (c)	544,460	5,915
Match Group, Inc. (a)	84,681	11,639
Pinterest, Inc. Class A (a)	212,722	11,821
Snap, Inc. Class A (a)	1,977,053	150,474
Tencent Holdings Ltd.	485,009	29,956
Twitter, Inc. (a)	813,697	52,483
Vimeo, Inc. (a)	178,093	6,789
Zillow Group, Inc. Class C (a)(b)	533,238	51,068
		6,651,733
Media - 0.0%
Comcast Corp. Class A	170,046	10,318
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,623,117	359,419

TOTAL COMMUNICATION SERVICES		9,135,792

CONSUMER DISCRETIONARY - 20.8%
Automobiles - 1.9%
Arrival SA (d)	1,946,253	22,907
Arrival SA (a)	79,700	938
Lucid Motors, Inc. (d)	3,081,200	61,501
Neutron Holdings, Inc. (a)(d)(e)	1,546,251	170
Rad Power Bikes, Inc. (d)(e)	1,182,568	5,705
Tesla, Inc. (a)	1,635,694	1,203,413
XPeng, Inc. ADR (a)	848,292	36,052
		1,330,686
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)(b)	124,613	16,145
Mister Car Wash, Inc.	97,514	1,871
The Beachbody Co., Inc. (d)	616,187	4,763
		22,779
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A	24,299	3,766
Booking Holdings, Inc. (a)	76,203	175,242
Chipotle Mexican Grill, Inc. (a)	47,167	89,774
F45 Training Holdings, Inc. (b)	942,791	12,784
Hyatt Hotels Corp. Class A (a)(b)	112,839	8,304
Marriott International, Inc. Class A (a)	1,224,306	165,453
McDonald's Corp.	3,194	758
Penn National Gaming, Inc. (a)	2,309,251	187,280
Rush Street Interactive, Inc. (a)(b)	1,307,941	19,462
Shake Shack, Inc. Class A (a)(b)	74,915	6,499
Starbucks Corp.	1,866,731	219,322
Vail Resorts, Inc. (a)	190,878	58,189
Yum China Holdings, Inc.	546,571	33,647
		980,480
Household Durables - 0.6%
D.R. Horton, Inc.	693,111	66,275
KB Home	988,070	42,517
Lennar Corp. Class A	2,233,719	239,700
PulteGroup, Inc.	236,808	12,754
Purple Innovation, Inc. (a)	284,527	6,942
Toll Brothers, Inc.	640,428	41,026
Traeger, Inc. (a)(b)	408,362	10,266
Vizio Holding Corp. (a)(b)	462,152	9,433
		428,913
Internet & Direct Marketing Retail - 8.5%
1stDibs.com, Inc.	168,109	2,742
Alibaba Group Holding Ltd. sponsored ADR (a)	273,222	45,625
Amazon.com, Inc. (a)	1,219,217	4,231,646
Chewy, Inc. (a)(b)	400,797	35,318
Coupang, Inc. Class A (a)	227,438	6,814
Etsy, Inc. (a)	159,006	34,387
Farfetch Ltd. Class A (a)	1,032,529	43,222
JD.com, Inc. sponsored ADR (a)	952,647	74,840
Ocado Group PLC (a)	879,622	24,344
Ozon Holdings PLC ADR (b)	217,450	11,447
Pinduoduo, Inc. ADR (a)	162,315	16,235
Revolve Group, Inc. (a)	1,475,925	84,807
The RealReal, Inc. (a)	1,221,868	15,200
THG PLC	156,445	1,324
thredUP, Inc. (a)(b)	911,489	17,473
Wayfair LLC Class A (a)(b)	3,750,799	1,053,037
Xometry, Inc.	100,017	7,268
Zomato Ltd. (d)	31,811,600	49,872
		5,755,601
Leisure Products - 0.2%
Callaway Golf Co. (a)(b)	235,102	6,597
Peloton Interactive, Inc. Class A (a)	1,204,004	120,629
		127,226
Multiline Retail - 0.3%
Dollar General Corp.	174,615	38,923
Dollar Tree, Inc. (a)	281,292	25,468
Ollie's Bargain Outlet Holdings, Inc. (a)	1,524,776	110,363
Target Corp.	41,506	10,251
		185,005
Specialty Retail - 2.7%
Auto1 Group SE (c)	272,937	11,876
Carvana Co. Class A (a)	879,072	288,388
Cazoo Holdings Ltd.	2,798,664	21,435
Five Below, Inc. (a)	214,940	45,741
Floor & Decor Holdings, Inc. Class A (a)	960,980	118,489
Lowe's Companies, Inc.	1,854,463	378,106
MYT Netherlands Parent BV ADR (b)	104,970	3,006
RH (a)	534,665	374,624
The Home Depot, Inc.	1,168,514	381,146
TJX Companies, Inc.	2,261,640	164,466
Williams-Sonoma, Inc.	260,490	48,633
		1,835,910
Textiles, Apparel & Luxury Goods - 5.2%
adidas AG	494,445	175,407
Allbirds, Inc. (a)(d)(e)	307,430	3,575
Canada Goose Holdings, Inc. (a)(b)	1,381,649	53,003
Deckers Outdoor Corp. (a)	429,396	179,681
Dr. Martens Ltd. (a)	3,586,012	20,835
lululemon athletica, Inc. (a)	5,771,219	2,309,469
NIKE, Inc. Class B	1,766,912	291,081
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,929,410	399,880
Tory Burch LLC Class B (a)(d)(e)(f)	1,275,684	56,334
Under Armour, Inc. Class C (non-vtg.) (a)	876,664	17,586
VF Corp.	116,051	8,874
		3,515,725

TOTAL CONSUMER DISCRETIONARY		14,182,325

CONSUMER STAPLES - 2.1%
Beverages - 0.9%
Fever-Tree Drinks PLC	1,023,464	31,266
Keurig Dr. Pepper, Inc.	2,573,821	91,808
Monster Beverage Corp. (a)	2,405,070	234,663
PepsiCo, Inc.	376,607	58,898
The Coca-Cola Co.	3,711,207	208,978
		625,613
Food & Staples Retailing - 0.4%
Blink Health, Inc. Series A1 (d)(e)	173,460	6,623
Costco Wholesale Corp.	462,670	210,742
Kroger Co.	79,069	3,640
Performance Food Group Co. (a)	866,445	43,513
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	168,563	666
		265,184
Food Products - 0.2%
AppHarvest, Inc. (d)	923,178	7,755
AppHarvest, Inc. (a)	169,000	1,420
Beyond Meat, Inc. (a)(b)	32,729	3,916
Bunge Ltd.	876,594	66,367
Darling Ingredients, Inc. (a)	596,508	44,440
Freshpet, Inc. (a)	68,643	8,796
Laird Superfood, Inc.	387,843	7,730
Mondelez International, Inc.	128,896	8,001
Oatly Group AB ADR (a)(b)	370,270	6,746
		155,171
Household Products - 0.1%
Church & Dwight Co., Inc.	131,939	11,038
Colgate-Palmolive Co.	351,234	27,379
Procter & Gamble Co.	348,398	49,608
		88,025
Personal Products - 0.2%
The Beauty Health Co. (a)	396,212	10,187
The Beauty Health Co. (d)	2,884,717	74,166
The Honest Co., Inc.	422,774	4,089
Unilever PLC (Netherlands)	112,964	6,288
		94,730
Tobacco - 0.3%
Altria Group, Inc.	2,985,415	149,957
JUUL Labs, Inc. Class A (a)(d)(e)	44,067	2,441
Philip Morris International, Inc.	221,216	22,785
		175,183

TOTAL CONSUMER STAPLES		1,403,906

ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	1,667,051	33,308
Schlumberger Ltd.	1,064,431	29,847
		63,155
Oil, Gas & Consumable Fuels - 0.5%
EOG Resources, Inc.	98,499	6,651
Hess Corp.	3,012,077	207,080
Pioneer Natural Resources Co.	87,627	13,115
Reliance Industries Ltd.	268,958	5,963
Reliance Industries Ltd.	4,079,380	126,275
		359,084

TOTAL ENERGY		422,239

FINANCIALS - 1.8%
Banks - 0.8%
Bank of America Corp.	3,198,562	133,540
First Republic Bank	339,561	67,552
HDFC Bank Ltd. sponsored ADR	1,571,536	123,067
JPMorgan Chase & Co.	1,006,165	160,936
Wells Fargo & Co.	613,839	28,052
		513,147
Capital Markets - 0.5%
B3 SA - Brasil Bolsa Balcao	14,827,900	40,347
BlackRock, Inc. Class A	143,045	134,933
Charles Schwab Corp.	1,989,814	144,958
Coinbase Global, Inc. (a)(b)	28,298	7,329
Edelweiss Financial Services Ltd.	1,739,464	1,939
Switchback II Corp. Class A (a)	140,400	1,398
		330,904
Consumer Finance - 0.1%
American Express Co.	379,931	63,053
Discover Financial Services	92,482	11,858
SoFi Technologies, Inc. (a)	1,019,266	14,453
		89,364
Diversified Financial Services - 0.4%
Adimab LLC (a)(d)(e)(f)	3,162,765	170,348
Ant International Co. Ltd. Class C (a)(d)(e)	1,658,265	4,146
BowX Acquisition Corp. (a)	1,894,707	18,814
Cazoo Group Ltd. (d)	608,443	4,660
Cipher Mining, Inc. (d)	1,036,026	10,042
On Holding AG (a)(d)(e)	900	24,470
Volta, Inc. (d)	602,300	4,689
		237,169
Insurance - 0.0%
Oscar Health, Inc. (a)	936,103	14,594

TOTAL FINANCIALS		1,185,178

HEALTH CARE - 14.5%
Biotechnology - 8.5%
4D Molecular Therapeutics, Inc.	185,578	5,669
AbbVie, Inc.	384,991	46,499
ACADIA Pharmaceuticals, Inc. (a)	5,732,474	100,376
Adagio Theraputics, Inc. (g)	1,889,481	63,940
Adagio Theraputics, Inc. (g)	4,004,335	121,956
ADC Therapeutics SA (a)	825,682	24,085
Akouos, Inc. (c)	362,038	4,305
Akouos, Inc. (a)	1,018,089	12,105
Alector, Inc. (a)	1,335,670	36,103
Allovir, Inc. (a)(b)	2,295,826	44,195
Alnylam Pharmaceuticals, Inc. (a)	3,788,063	763,030
ALX Oncology Holdings, Inc. (a)	118,341	8,284
Ambrx Biopharma, Inc.:
ADR	166,841	2,971
ADR	367,475	5,890
Amgen, Inc.	591,911	133,494
Annexon, Inc. (a)	194,910	3,187
Arcutis Biotherapeutics, Inc. (a)	697,292	14,762
Argenx SE ADR (a)	509,158	168,541
Arrowhead Pharmaceuticals, Inc. (a)	85,276	5,724
Ascendis Pharma A/S sponsored ADR (a)	67,403	10,564
aTyr Pharma, Inc. (a)	429,701	2,370
Avidity Biosciences, Inc. (a)(b)	1,183,425	27,029
Axcella Health, Inc. (a)(g)	2,062,690	7,529
BeiGene Ltd. ADR (a)	1,331,325	410,447
BioAtla, Inc.	867,867	35,661
BioNTech SE ADR (a)	474,582	156,228
BioXcel Therapeutics, Inc. (a)(b)	1,278,188	37,643
Bolt Biotherapeutics, Inc.	233,635	4,149
BridgeBio Pharma, Inc. (a)(b)	180,016	9,021
Burning Rock Biotech Ltd. ADR (a)	40,665	758
Calyxt, Inc. (a)	1,203,578	4,730
Century Therapeutics, Inc.	1,458,253	36,165
Cerevel Therapeutics Holdings (a)	5,475,433	173,352
ChemoCentryx, Inc. (a)	2,965,644	46,887
Cibus Corp. Series C (a)(d)(e)(f)	7,677,474	13,512
Codiak Biosciences, Inc. (g)	1,224,983	21,070
Connect Biopharma Holdings Ltd. ADR (a)	470,225	11,036
CRISPR Therapeutics AG (a)	48,934	6,114
Cyclerion Therapeutics, Inc. (a)	261,749	895
Cyclerion Therapeutics, Inc. (a)(d)	543,695	1,859
Day One Biopharmaceuticals, Inc. (a)	196,656	5,473
Denali Therapeutics, Inc. (a)	337,156	17,937
Deverra Therapeutics, Inc. (e)	59,780	139
Erasca, Inc.	396,795	9,487
Evelo Biosciences, Inc. (a)(g)	2,723,517	30,966
Exact Sciences Corp. (a)	148,363	15,486
Exelixis, Inc. (a)	185,451	3,555
Fate Therapeutics, Inc. (a)	496,245	36,350
Foghorn Therapeutics, Inc.	768,378	9,974
Fusion Pharmaceuticals, Inc. (a)	86,448	807
Gemini Therapeutics, Inc. (b)	162,880	801
Gemini Therapeutics, Inc. (d)	658,627	3,240
Generation Bio Co. (a)	2,426,151	60,654
Graphite Bio, Inc.	393,642	7,692
Icosavax, Inc. (a)	414,917	15,651
Imago BioSciences, Inc.	254,606	6,688
Immunocore Holdings PLC ADR	600,156	20,741
Inhibrx, Inc. (a)(b)	589,078	16,801
Instil Bio, Inc. (a)	545,127	10,276
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	156,370	0
Ionis Pharmaceuticals, Inc. (a)(g)	7,921,888	314,974
iTeos Therapeutics, Inc. (a)	205,321	5,821
Janux Therapeutics, Inc.	574,482	19,590
Karuna Therapeutics, Inc. (a)	1,410,138	167,665
Keros Therapeutics, Inc. (a)	295,581	9,943
Kinnate Biopharma, Inc.	279,467	6,182
Kronos Bio, Inc. (c)	284,978	5,959
Kura Oncology, Inc. (a)	196,187	3,622
Kymera Therapeutics, Inc. (a)	125,766	7,815
Lexicon Pharmaceuticals, Inc. (a)(b)	2,089,682	9,863
Lyell Immunopharma, Inc. (b)	98,272	1,552
Moderna, Inc. (a)	1,535,202	578,295
Monte Rosa Therapeutics, Inc.	1,169,287	41,732
Morphic Holding, Inc. (a)	1,053,933	66,408
Novavax, Inc. (a)(b)	315,042	75,150
Nuvalent, Inc.	348,486	11,426
Nuvalent, Inc. Class A (a)	643,853	23,456
Olema Pharmaceuticals, Inc. (b)	232,144	6,946
Omega Therapeutics, Inc. (a)(b)	760,034	13,817
Omega Therapeutics, Inc.	449,658	7,357
ORIC Pharmaceuticals, Inc. (a)	1,104,565	24,400
Passage Bio, Inc. (a)	404,381	4,861
PMV Pharmaceuticals, Inc.	107,899	3,275
Poseida Therapeutics, Inc. (a)	2,116,224	18,284
Praxis Precision Medicines, Inc.	1,604,160	31,875
Protagonist Therapeutics, Inc. (a)	732,251	35,514
Prothena Corp. PLC (a)	689,845	46,302
PTC Therapeutics, Inc. (a)	809,101	35,317
Recursion Pharmaceuticals, Inc. (a)	224,296	5,657
Regeneron Pharmaceuticals, Inc. (a)	475,811	320,411
Relay Therapeutics, Inc. (a)	496,006	15,887
Repare Therapeutics, Inc. (a)	78,445	2,667
Repligen Corp. (a)	149,899	42,418
Revolution Medicines, Inc. (a)	813,000	23,650
Rigel Pharmaceuticals, Inc. (a)(b)(g)	9,823,419	37,329
Rubius Therapeutics, Inc. (a)(b)(g)	4,892,015	106,255
Sage Therapeutics, Inc. (a)	2,087,621	96,469
Sana Biotechnology, Inc. (b)	115,120	2,762
Sarepta Therapeutics, Inc. (a)	171,684	13,412
Scholar Rock Holding Corp. (a)(b)	1,095,220	43,294
Seagen, Inc. (a)	49,359	8,273
Seres Therapeutics, Inc. (a)(g)	4,951,813	31,741
Shattuck Labs, Inc.	1,138,571	24,058
Sigilon Therapeutics, Inc. (b)	310,423	1,844
Silverback Therapeutics, Inc. (b)	1,401,981	30,844
Silverback Therapeutics, Inc. (c)	168,380	3,704
Springworks Therapeutics, Inc. (a)	1,259,303	94,574
Spruce Biosciences, Inc.	134,616	1,033
Stoke Therapeutics, Inc. (a)	699	18
Synlogic, Inc. (a)	1,675,637	4,491
Syros Pharmaceuticals, Inc. (a)	1,269,574	6,729
Syros Pharmaceuticals, Inc. (a)(c)	938,007	4,971
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	106,858	36
Tango Therapeutics, Inc. (d)	1,006,711	10,546
Taysha Gene Therapies, Inc.	1,341,351	26,666
Tenaya Therapeutics, Inc. (a)	320,423	6,489
TG Therapeutics, Inc. (a)	1,250,046	33,839
Turning Point Therapeutics, Inc. (a)	96,213	7,410
Twist Bioscience Corp. (a)	101,203	11,457
Ultragenyx Pharmaceutical, Inc. (a)	73,391	7,067
uniQure B.V. (a)	853,987	24,766
UNITY Biotechnology, Inc. (a)(b)	1,507,628	4,824
Vaxcyte, Inc. (a)	1,088,252	28,545
Vera Therapeutics, Inc. (a)	259,444	3,824
Vera Therapeutics, Inc.	309,992	4,341
Vertex Pharmaceuticals, Inc. (a)	152,029	30,450
Verve Therapeutics, Inc.	338,066	23,651
Vor Biopharma, Inc. (a)	406,246	5,968
Xencor, Inc. (a)	880,632	29,827
Yumanity Therapeutics, Inc. (d)	106,446	1,150
Yumanity Therapeutics, Inc. (a)	190,742	2,060
Zai Lab Ltd. ADR (a)	676,374	97,736
Zentalis Pharmaceuticals, Inc. (a)	551,698	37,620
		5,753,017
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	325,156	41,090
Danaher Corp.	663,358	215,034
DexCom, Inc. (a)	396,273	209,795
Figs, Inc. Class A (a)(b)	37,983	1,558
Insulet Corp. (a)	1,744,229	519,449
Intuitive Surgical, Inc. (a)	262,094	276,132
Novocure Ltd. (a)	3,044,360	408,584
Outset Medical, Inc.	1,501,177	73,993
Penumbra, Inc. (a)	357,326	98,247
Presbia PLC (a)(e)(g)	1,099,338	22
Shockwave Medical, Inc. (a)	1,006,072	215,511
Sight Sciences, Inc.	84,317	2,394
Treace Medical Concepts, Inc. (a)(b)	244,649	6,177
		2,067,986
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	1,069,287	26,208
Alignment Healthcare, Inc. (a)	614,551	10,859
Alignment Healthcare, Inc.	1,307,238	21,944
Centene Corp. (a)	746,429	47,010
Guardant Health, Inc. (a)	168,632	21,462
Humana, Inc.	109,395	44,351
LifeStance Health Group, Inc.	583,749	8,675
Oak Street Health, Inc. (a)	860,796	40,225
Privia Health Group, Inc. (a)(b)	239,969	7,153
Progyny, Inc. (a)	295,274	16,497
Signify Health, Inc. (b)	147,847	3,843
UnitedHealth Group, Inc.	350,133	145,750
		393,977
Health Care Technology - 0.0%
Doximity, Inc.	107,034	9,847
Sema4 Holdings Corp. (d)	641,900	6,098
		15,945
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	563,170	99,073
10X Genomics, Inc. Class B (a)(c)	2,870,040	504,897
23andMe Holding Co. (d)	951,200	8,180
23andMe Holding Co. Class B	1,354,160	10,481
AbCellera Biologics, Inc. (b)	25,998	436
Absci Corp.	1,909,828	35,867
Absci Corp.	787,367	13,308
Akoya Biosciences, Inc. (a)	159,269	2,544
Berkeley Lights, Inc. (a)	2,842	101
Bruker Corp.	248,248	21,923
Nanostring Technologies, Inc. (a)	454,421	26,447
Olink Holding AB ADR (a)	976,591	31,261
Sartorius Stedim Biotech	419	254
Seer, Inc. (b)	1,750,639	69,991
Seer, Inc. Class A (d)	398,162	15,919
Thermo Fisher Scientific, Inc.	162,584	90,226
WuXi AppTec Co. Ltd. (H Shares) (c)	1,271,937	25,349
Wuxi Biologics (Cayman), Inc. (a)(c)	9,030,774	139,814
		1,096,071
Pharmaceuticals - 0.8%
4D Pharma PLC (a)(b)	2,674,701	3,243
Arvinas Holding Co. LLC (a)	205,881	17,749
Atea Pharmaceuticals, Inc. (b)(g)	4,404,731	130,909
Bristol-Myers Squibb Co.	454,542	30,391
Cyteir Therapeutics, Inc.	186,395	3,556
Dragonfly Therapeutics, Inc. (a)(d)(e)	481,725	13,320
Fulcrum Therapeutics, Inc. (a)	1,150,762	34,178
GH Research PLC	309,143	6,761
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,226,146	6,082
Harmony Biosciences Holdings, Inc. (a)(b)	1,820,633	61,701
Ikena Oncology, Inc. (a)	145,774	1,876
Intra-Cellular Therapies, Inc. (a)	3,434,691	114,032
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	298,440	2,088
Kaleido Biosciences, Inc. (a)(g)	2,408,643	14,789
Longboard Pharmaceuticals, Inc. (a)	99,660	935
Nektar Therapeutics (a)	1,521,885	23,559
Nuvation Bio, Inc. (a)	2,561,752	23,645
Nuvation Bio, Inc. (d)	2,125,093	19,615
OptiNose, Inc. (a)	2,657,213	7,732
Pharvaris BV	151,251	3,061
Pliant Therapeutics, Inc. (a)	597,478	10,898
Sienna Biopharmaceuticals, Inc. (a)(g)	1,665,077	13
Skyhawk Therapeutics, Inc. (d)(e)	603,195	9,904
Stemcentrx, Inc. rights 12/31/21 (a)(e)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,670,835	13,868
UCB SA	112,528	12,872
		566,777

TOTAL HEALTH CARE		9,893,773

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Class A (a)(d)(e)	418,210	175,644
The Boeing Co. (a)	83,653	18,362
		194,006
Air Freight & Logistics - 0.1%
FedEx Corp.	69,549	18,478
United Parcel Service, Inc. Class B	366,426	71,684
		90,162
Airlines - 1.2%
Delta Air Lines, Inc. (a)	3,228,790	130,572
Frontier Group Holdings, Inc. (a)(b)	795,778	12,199
JetBlue Airways Corp. (a)	7,918,508	119,807
Ryanair Holdings PLC sponsored ADR (a)	209,082	22,518
Southwest Airlines Co. (a)	4,563,071	227,150
Spirit Airlines, Inc. (a)(b)	1,300,746	31,907
United Airlines Holdings, Inc. (a)	1,479,554	68,814
Wheels Up Experience, Inc. (d)	166,281	1,096
Wheels Up Experience, Inc.	5,904,829	35,022
Wheels Up Experience, Inc.:
Class A (a)(b)	155,418	1,024
rights (a)(e)	80,889	447
rights (a)(e)	80,889	414
rights (a)(e)	80,889	384
Wizz Air Holdings PLC (a)(c)	2,420,845	161,755
		813,109
Building Products - 0.2%
Resideo Technologies, Inc. (a)	540,227	17,417
The AZEK Co., Inc. (a)	325,150	13,816
Trane Technologies PLC	416,320	82,640
		113,873
Construction & Engineering - 0.2%
MasTec, Inc. (a)	1,458,232	133,341
Electrical Equipment - 0.3%
AMETEK, Inc.	182,100	24,760
Eaton Corp. PLC	206,397	34,749
Emerson Electric Co.	360,905	38,075
Generac Holdings, Inc. (a)	148,431	64,861
Rockwell Automation, Inc.	122,824	39,973
		202,418
Industrial Conglomerates - 0.4%
3M Co.	542,796	105,704
Honeywell International, Inc.	561,518	130,222
		235,926
Machinery - 0.5%
Caterpillar, Inc.	354,492	74,752
Deere & Co.	230,829	87,260
Hyzon Motors, Inc. Class A (a)	948,900	8,948
Illinois Tool Works, Inc.	218,429	50,863
Ingersoll Rand, Inc. (a)	304,054	16,121
Xylem, Inc.	847,001	115,455
		353,399
Professional Services - 0.0%
CoStar Group, Inc. (a)	60,346	5,114
LegalZoom.com, Inc.	265,746	9,096
YourPeople, Inc. (a)(e)	17,485,119	143
		14,353
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)(b)(g)	3,337,059	302,838
CSX Corp.	1,166,691	37,952
Kansas City Southern	141,971	39,847
Lyft, Inc. (a)	2,078,861	98,975
Uber Technologies, Inc. (a)	5,210,651	203,945
Union Pacific Corp.	920,732	199,652
		883,209

TOTAL INDUSTRIALS		3,033,796

INFORMATION TECHNOLOGY - 39.2%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	78,136	28,874
Ciena Corp. (a)	2,501,624	142,918
Infinera Corp. (a)(b)(g)	11,783,024	99,802
Lumentum Holdings, Inc. (a)	361,746	31,342
		302,936
Electronic Equipment & Components - 0.2%
908 Devices, Inc. (b)	145,007	5,220
Arlo Technologies, Inc. (a)	948,073	5,878
II-VI, Inc. (a)(b)	978,286	61,612
TE Connectivity Ltd.	14,512	2,180
Trimble, Inc. (a)	772,291	72,765
Vontier Corp.	88,861	3,232
		150,887
IT Services - 5.9%
Accenture PLC Class A	106,360	35,797
Actua Corp. (a)(e)	1,387,820	69
Marqeta, Inc. Class A	156,878	4,556
MasterCard, Inc. Class A	1,352,497	468,275
MongoDB, Inc. Class A (a)	20,829	8,161
Nuvei Corp. (a)(c)	152,429	19,358
Okta, Inc. (a)	216,542	57,080
PayPal Holdings, Inc. (a)	3,581,353	1,033,793
Shopify, Inc. Class A (a)	912,605	1,393,584
Snowflake Computing, Inc.	224,480	68,320
Square, Inc. (a)	1,108,316	297,106
Twilio, Inc. Class A (a)	17,034	6,080
Visa, Inc. Class A	2,399,669	549,764
Wix.com Ltd. (a)	106,683	23,692
Worldline SA (a)(c)	283,535	25,199
		3,990,834
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc. (a)	4,163,614	460,995
Applied Materials, Inc.	1,725,800	233,207
ASML Holding NV	324,176	270,052
Broadcom, Inc.	113,407	56,387
Cirrus Logic, Inc. (a)	1,582,589	132,415
Cree, Inc. (a)(b)	281,015	23,881
Enphase Energy, Inc. (a)	132,510	23,021
First Solar, Inc. (a)	356,804	33,540
Intel Corp.	372,562	20,141
KLA Corp.	232,235	78,951
Lam Research Corp.	21,221	12,835
Marvell Technology, Inc.	2,603,883	159,332
Micron Technology, Inc.	325,441	23,985
NVIDIA Corp.	27,986,424	6,264,757
ON Semiconductor Corp. (a)	40,000	1,774
Qualcomm, Inc.	801,137	117,519
Silicon Laboratories, Inc. (a)(g)	2,593,290	408,754
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,106,982	131,742
Teradyne, Inc.	254,676	30,928
Texas Instruments, Inc.	518,778	99,040
Xilinx, Inc.	200,821	31,246
		8,614,502
Software - 12.2%
Adobe, Inc. (a)	854,822	567,345
Atlassian Corp. PLC (a)	77,225	28,346
Autodesk, Inc. (a)	462,493	143,414
Avalara, Inc. (a)	79,158	14,225
Black Knight, Inc. (a)	372,906	28,218
CCC Intelligent Solutions Holdings, Inc. (d)	411,529	4,535
Clear Secure, Inc.	10,683	496
Cloudflare, Inc. (a)	5,385,890	650,292
Confluent, Inc.	158,722	8,874
Couchbase, Inc.	200,937	10,093
Coupa Software, Inc. (a)	71,473	17,497
Crowdstrike Holdings, Inc. (a)	211,493	59,430
Datadog, Inc. Class A (a)	57,337	7,901
DocuSign, Inc. (a)	173,500	51,398
DoubleVerify Holdings, Inc. (a)	156,939	5,702
Elastic NV (a)	144,609	23,072
Epic Games, Inc. (a)(d)(e)	51,800	45,843
HubSpot, Inc. (a)	350,647	240,007
Intuit, Inc.	385,458	218,212
Lightspeed Commerce, Inc.	343,836	38,228
LivePerson, Inc. (a)	804,611	51,576
Matterport, Inc. (d)	541,900	8,730
Microsoft Corp.	10,078,454	3,042,484
Monday.com Ltd.	23,482	8,908
Nutanix, Inc. Class A (a)	12,278,608	453,203
Oracle Corp.	1,663,173	148,239
Paycom Software, Inc. (a)	57,113	27,923
Paycor HCM, Inc.	92,642	3,423
Paylocity Holding Corp. (a)	90,380	24,330
Pine Labs Private Ltd. (d)(e)	4,120	1,766
Procore Technologies, Inc. (a)(b)	60,016	5,443
RingCentral, Inc. (a)	32,810	8,277
Riskified Ltd. (a)(b)	384,777	12,409
Riskified Ltd.:
Class A	779,437	22,623
Class B	1,558,874	45,246
Salesforce.com, Inc. (a)	6,450,761	1,711,193
SentinelOne, Inc.	285,127	18,228
ServiceNow, Inc. (a)	193,147	124,317
Stripe, Inc. Class B (a)(d)(e)	205,500	8,246
Taboola.com Ltd.	3,611,970	29,224
The Trade Desk, Inc. (a)	71,867	5,753
Tuya, Inc. ADR (a)	179,416	1,871
UiPath, Inc.	761,967	45,748
UiPath, Inc. Class A (a)(b)	250,065	15,804
WalkMe Ltd.	108,138	3,000
Workday, Inc. Class A (a)	105,275	28,757
Zendesk, Inc. (a)	832,167	102,856
Zoom Video Communications, Inc. Class A (a)	322,269	93,297
Zscaler, Inc. (a)	299,358	83,323
		8,299,325
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	33,420,848	5,074,287
Pure Storage, Inc. Class A (a)	7,781,880	201,006
Samsung Electronics Co. Ltd.	424,865	28,119
		5,303,412

TOTAL INFORMATION TECHNOLOGY		26,661,896

MATERIALS - 0.7%
Chemicals - 0.3%
Albemarle Corp. U.S.	93,072	22,034
Corteva, Inc.	2,624,885	115,416
DuPont de Nemours, Inc.	751,794	55,648
The Mosaic Co.	311,486	10,024
		203,122
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA (d)	249,577	2,673
Ardagh Metal Packaging SA (a)	191,406	2,050
Sealed Air Corp.	231,423	14,124
		18,847
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	2,347,672	47,190
Freeport-McMoRan, Inc.	5,155,515	187,609
Newmont Corp.	238,369	13,823
Rio Tinto PLC sponsored ADR (b)	422,153	31,691
		280,313

TOTAL MATERIALS		502,282

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	294,574	86,066
Simon Property Group, Inc.	570,078	76,647
		162,713
TOTAL COMMON STOCKS
(Cost $18,632,979)		66,583,900

Preferred Stocks - 1.9%
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B (a)(d)	9,869,159	14,354
Series C (a)(d)	5,234,614	7,614
Series D (a)(d)	10,743,446	15,626
Series E3 (d)	4,422,051	6,432
		44,026
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.4%
Bird Rides, Inc. (d)	1,973,049	14,800
Bird Rides, Inc.:
Series C1 (d)	348,328	2,613
Series D (d)	415,100	3,114
Rad Power Bikes, Inc.:
Series A (d)(e)	154,174	744
Series C (d)(e)	606,658	2,926
Rivian Automotive, Inc.:
Series E (a)(d)(e)	2,713,913	161,234
Series F (d)(e)	1,133,878	67,364
		252,795
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	82,137	17,399
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G (d)(e)	125,688	48,829
Series H (d)(e)	104,311	40,524
Instacart, Inc.:
Series H (d)(e)	72,310	9,039
Series I (d)(e)	32,756	4,095
Reddit, Inc.:
Series B (a)(d)(e)	384,303	23,748
Series E (d)(e)	24,203	1,496
Series F (d)(e)	114,996	7,106
		134,837
Specialty Retail - 0.0%
Fanatics, Inc. Series E (d)(e)	558,178	19,464
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(d)(e)	121,335	1,411
Series B (a)(d)(e)	21,315	248
Series C (a)(d)(e)	203,730	2,369
Series D (a)(d)(e)	260,897	3,034
Series Seed (a)(d)(e)	406,151	4,724
Freenome, Inc. Series C (d)(e)	900,884	8,189
Laronde, Inc. Series B (d)(e)	344,496	9,646
		29,621
TOTAL CONSUMER DISCRETIONARY		454,116
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	927,374	35,407
Sweetgreen, Inc.:
Series C (a)(d)(e)	5,291	70
Series D (a)(d)(e)	85,105	1,119
Series H (a)(d)(e)	705,259	9,274
Series I (a)(d)(e)	200,582	2,638
Series J (d)(e)	168,563	2,217
		50,725
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	1,060,308	6,363
Bowery Farming, Inc. Series C1 (d)(e)	130,916	7,888
		14,251
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	22,033	1,220
TOTAL CONSUMER STAPLES		66,196
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Paragon Biosciences Emalex Capital, Inc.:
Series B (a)(d)(e)	416,094	4,452
Series C (d)(e)	559,977	5,992
Sonder Holdings, Inc.:
Series D1 (d)	965,896	13,770
Series E (a)(d)	1,478,345	21,075
		45,289
HEALTH CARE - 0.4%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (d)(e)	1,356,730	7,641
Bright Peak Therapeutics AG Series B (d)(e)	1,272,915	4,972
Caris Life Sciences, Inc. Series D (d)(e)	1,235,035	10,004
Deep Genomics, Inc. Series C (d)(e)	682,293	9,894
Element Biosciences, Inc.:
Series B (a)(d)(e)	1,096,312	22,537
Series C (d)(e)	480,109	9,870
ElevateBio LLC Series C (d)(e)	1,534,100	6,436
EQRx, Inc. Series B (d)	6,908,598	34,811
Inscripta, Inc.:
Series D (d)(e)	1,690,173	14,924
Series E (d)(e)	1,086,476	9,594
Intarcia Therapeutics, Inc.:
Series CC (a)(d)(e)	1,051,411	0
Series DD (a)(d)(e)	1,543,687	0
National Resilience, Inc.:
Series B (d)(e)	1,277,345	56,727
Series C (d)(e)	379,000	16,831
Sonoma Biotherapeutics, Inc.:
Series B (d)(e)	2,497,760	5,795
Series B1 (d)(e)	1,332,116	3,091
T-Knife Therapeutics, Inc. Series B (d)(e)	995,165	5,741
Treeline Biosciences Series A (d)(e)	1,219,600	9,546
		228,414
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (d)(e)	5,899,008	5,992
Procept Biorobotics Corp. Series G (d)(e)	2,461,674	9,905
		15,897
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	2,899,016	3,914
Conformal Medical, Inc. Series C (a)(d)(e)	1,067,180	5,400
Scorpion Therapeutics, Inc. Series B (d)(e)	1,325,354	3,207
		12,521
Health Care Technology - 0.0%
Aledade, Inc. Series B1 (d)(e)	101,470	3,885
PrognomIQ, Inc.:
Series A5 (d)(e)	372,687	1,245
Series B (d)(e)	1,111,446	3,712
Wugen, Inc. Series B (d)(e)	493,529	3,827
		12,669
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(d)(e)	16,803	11,009
Series C (a)(d)(e)	13,100	8,583
Nohla Therapeutics, Inc. Series B (a)(d)(e)	9,124,200	0
		19,592
TOTAL HEALTH CARE		289,093
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(d)(e)	216,276	90,834
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	54,111	3,965
Transportation Infrastructure - 0.0%
Delhivery Pvt Ltd. Series H (d)(e)	29,691	14,512
TOTAL INDUSTRIALS		109,311
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	787,863	6,300
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	4,067,736	4,510
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	923,523	29
ByteDance Ltd. Series E1 (d)(e)	403,450	41,854
		41,883
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	1,811,000	6,088
SiMa.ai Series B (d)(e)	1,596,216	8,184
Tenstorrent, Inc. Series C1 (d)(e)	92,100	5,476
		19,748
Software - 0.2%
Databricks, Inc.:
Series G (d)(e)	83,432	18,393
Series H (d)(e)	91,057	20,074
Dataminr, Inc. Series D (a)(d)(e)	1,773,901	78,052
Evozyne LLC Series A (d)(e)	444,700	9,992
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	7,578,338	0
Nuvia, Inc. Series B (d)	1,235,787	1,010
Stripe, Inc. Series H (d)(e)	88,200	3,539
		131,060
TOTAL INFORMATION TECHNOLOGY		203,501
MATERIALS - 0.0%
Metals & Mining - 0.0%
Diamond Foundry, Inc. Series C (d)(e)	1,704,625	40,911
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	80,057	3,795

TOTAL CONVERTIBLE PREFERRED STOCKS		1,256,238

Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (d)	1,350,488	1,964
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(d)(e)	17,893,728	1,968
Waymo LLC Series A2 (a)(d)(e)	44,767	4,106
		6,074
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	46,864	30,705
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	641,437	1,328
		32,033
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1 (d)(e)	9,846	4,221
Series A (d)(e)	2,460	1,055
Series B (d)(e)	2,677	1,148
Series B2 (d)(e)	2,165	928
Series C (d)(e)	4,028	1,727
Series C1 (d)(e)	848	364
Series D (d)(e)	907	389
		9,832

TOTAL NONCONVERTIBLE PREFERRED STOCKS		49,903

TOTAL PREFERRED STOCKS
(Cost $914,186)		1,306,141
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	3,596	3,596
4% 6/12/27 (d)(e)	743	743
Rivian Automotive, Inc. 0% (d)(e)(h)	4,055	4,055
		8,394
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(h)	5,922	5,922
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (d)(e)(h)	7,909	7,909
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0% (d)(e)(h)	1,087	1,087
TOTAL CONVERTIBLE BONDS
(Cost $23,312)		23,312

Preferred Securities - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(e)(h)	9,813	9,813
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intarcia Therapeutics, Inc. 6% 7/18/22 (d)(e)	13,682	17,403
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(h)	8,368	8,368

TOTAL HEALTH CARE		25,771

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	1,732	1,732
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	5,120	5,120

TOTAL INFORMATION TECHNOLOGY		6,852

TOTAL PREFERRED SECURITIES
(Cost $38,715)		42,436
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.06% (i)	49,388,122	49,398
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	973,118,618	973,216
TOTAL MONEY MARKET FUNDS
(Cost $1,022,610)		1,022,614
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $20,631,802)		68,978,403
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(915,399)
NET ASSETS - 100%		$68,063,004

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $919,184,000 or 1.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,238,598,000 or 3.3% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe Holding Co.	2/3/21	$9,512
Adimab LLC	9/17/14 - 6/5/15	$48,007
Agbiome LLC Series C	6/29/18	$6,716
Aledade, Inc. Series B1	5/7/21	$3,885
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Ankyra Therapeutics Series B	8/26/21	$7,641
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppHarvest, Inc.	1/29/21	$9,232
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Ardagh Metal Packaging SA	2/22/21	$1,914
Arrival SA	3/24/21	$18,463
Astera Labs, Inc. Series C	8/24/21	$6,088
Beta Technologies, Inc. Series A	4/9/21	$3,965
Bird Rides, Inc.	2/12/21 - 4/20/21	$10,139
Bird Rides, Inc. Series C1	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health, Inc. Series A1	12/30/20	$4,699
Blink Health, Inc. Series C	11/7/19 - 7/14/21	$35,402
Boundless Bio, Inc. Series B	4/23/21	$3,914
Bowery Farming, Inc. Series C1	5/18/21	$7,888
Bright Peak Therapeutics AG Series B	5/14/21	$4,972
ByteDance Ltd. Series E1	11/18/20	$44,208
Caris Life Sciences, Inc. Series D	5/11/21	$10,004
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Castle Creek Pharmaceutical Holdings, Inc. 0%	6/28/21	$1,087
Cazoo Group Ltd.	3/28/21	$6,084
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$4,115
Cibus Corp. Series C	2/16/18 - 6/23/21	$13,654
Cipher Mining, Inc.	3/4/21	$10,360
Circle Internet Financial Ltd. 0%	5/11/21	$9,813
Conformal Medical, Inc. Series C	7/24/20	$3,913
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Databricks, Inc. Series G	2/1/21	$14,798
Databricks, Inc. Series H	8/31/21	$20,074
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Deep Genomics, Inc. Series C	7/21/21	$9,894
Delhivery Pvt Ltd. Series H	5/20/21	$14,493
Diamond Foundry, Inc. Series C	3/15/21	$40,911
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
Element Biosciences, Inc. Series C	6/21/21	$9,869
ElevateBio LLC Series C	3/9/21	$6,436
Enevate Corp. Series E	1/29/21	$4,510
Enevate Corp. 0% 1/29/23	1/29/21	$1,732
Epic Games, Inc.	7/13/20 - 7/30/20	$29,785
EQRx, Inc. Series B	11/19/20	$18,943
Evozyne LLC Series A	4/9/21	$9,992
Fanatics, Inc. Series E	8/13/20	$9,651
Faraday Pharmaceuticals, Inc. Series B	12/30/19	$843
Freenome, Inc. Series C	8/14/20	$5,958
Gemini Therapeutics, Inc.	2/5/21	$6,586
GoBrands, Inc. Series G	3/2/21	$31,386
GoBrands, Inc. Series H	7/22/21	$40,524
Inscripta, Inc. Series D	11/13/20	$7,724
Inscripta, Inc. Series E	3/30/21	$9,594
Instacart, Inc. Series H	11/13/20	$4,339
Instacart, Inc. Series I	2/26/21	$4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
Kardium, Inc. Series D6	12/30/20	$5,992
Kardium, Inc. 0%	12/30/20	$8,368
Laronde, Inc. Series B	8/13/21	$9,646
Lucid Motors, Inc.	2/22/21	$46,218
Matterport, Inc.	2/8/21	$5,419
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$11,490
National Resilience, Inc. Series B	12/1/20	$17,449
National Resilience, Inc. Series C	6/28/21	$16,831
Neutron Holdings, Inc.	2/4/21	$15
Neutron Holdings, Inc. Series 1D	1/25/19	$4,339
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$743
Nohla Therapeutics, Inc. Series B	5/1/18	$3,209
Nuvation Bio, Inc.	2/10/21	$21,251
Nuvia, Inc. Series B	3/16/21	$1,010
On Holding AG	2/6/20	$8,202
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	$5,992
Pine Labs Private Ltd.	6/30/21	$1,536
Pine Labs Private Ltd. Series 1	6/30/21	$3,671
Pine Labs Private Ltd. Series A	6/30/21	$917
Pine Labs Private Ltd. Series B	6/30/21	$998
Pine Labs Private Ltd. Series B2	6/30/21	$807
Pine Labs Private Ltd. Series C	6/30/21	$1,502
Pine Labs Private Ltd. Series C1	6/30/21	$316
Pine Labs Private Ltd. Series D	6/30/21	$338
Procept Biorobotics Corp. Series G	6/10/21	$9,905
PrognomIQ, Inc. Series A5	8/20/20	$225
PrognomIQ, Inc. Series B	9/11/20	$2,540
Rad Power Bikes, Inc.	1/21/21	$5,705
Rad Power Bikes, Inc. Series A	1/21/21	$744
Rad Power Bikes, Inc. Series C	1/21/21	$2,926
Reddit, Inc. Series B	7/26/17	$5,456
Reddit, Inc. Series E	5/18/21	$1,028
Reddit, Inc. Series F	8/11/21	$7,106
Redwood Materials Series C	5/28/21	$3,795
Rivian Automotive, Inc. Series E	7/10/20	$42,039
Rivian Automotive, Inc. Series F	1/19/21	$41,783
Rivian Automotive, Inc. 0%	7/23/21	$4,055
Scorpion Therapeutics, Inc. Series B	1/8/21	$3,207
Seer, Inc. Class A	12/8/20	$7,565
Sema4 Holdings Corp.	2/9/21	$6,419
SiMa.ai Series B	5/10/21	$8,184
Skyhawk Therapeutics, Inc.	5/21/21	$9,904
Sonder Holdings, Inc. Series D1	12/20/19	$10,138
Sonder Holdings, Inc. Series E	4/3/20 - 5/6/20	$15,917
Sonder Holdings, Inc. 0%	3/18/21	$7,909
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$4,936
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$3,949
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19 - 7/30/20	$15,363
Starry, Inc. Series E1	9/4/20	$1,900
Starry, Inc. Series E3	3/31/21	$7,429
Stripe, Inc. Class B	5/18/21	$8,246
Stripe, Inc. Series H	3/15/21	$3,539
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Sweetgreen, Inc. Series J	1/21/21	$2,882
T-Knife Therapeutics, Inc. Series B	6/30/21	$5,741
Tango Therapeutics, Inc.	4/13/21	$10,067
Tenstorrent, Inc. Series C1	4/23/21	$5,476
Tenstorrent, Inc. 0%	4/23/21	$5,120
The Beachbody Co., Inc.	2/9/21	$6,162
The Beauty Health Co.	12/8/20	$28,847
The Real Good Food Co. LLC 1%	5/7/21	$5,922
Tory Burch LLC Class B	12/31/12 - 5/14/15	$83,042
Treeline Biosciences Series A	7/30/21	$9,546
Volta, Inc.	2/7/21	$6,023
Waymo LLC Series A2	5/8/20	$3,844
Wheels Up Experience, Inc.	2/1/21	$1,663
Wugen, Inc. Series B	7/9/21	$3,827
Xsight Labs Ltd. Series D	2/16/21	$6,300
Yumanity Therapeutics, Inc.	12/22/20	$2,448
Zomato Ltd.	12/9/20 - 2/10/21	$22,350

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$108,318	$3,193,546	$3,252,467	$56	$1	$--	$49,398	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	510,733	3,091,998	2,629,515	3,200	--	--	973,216	3.0%
Total	$619,051	$6,285,544	$5,881,982	$3,256	$1	$--	$1,022,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Adagio Theraputics, Inc.	$--	$37	$--	$--	$--	$27	$64
Adagio Theraputics, Inc.	--	30	--	--	--	92	122
Atea Pharmaceuticals, Inc.	63	166	13	--	5	(90)	131
Avis Budget Group, Inc.	--	243	11	--	4	67	303
Axcella Health, Inc.	13	--	1	--	--	(4)	8
Codiak Biosciences, Inc.	5	20	1	--	1	(4)	21
Codiak Biosciences, Inc.	9	--	17	--	--	8	--
Evelo Biosciences, Inc.	12	8	3	--	2	12	31
Infinera Corp.	107	3	11	--	3	(2)	100
Ionis Pharmaceuticals, Inc.	407	23	34	--	22	(103)	315
Kaleido Biosciences, Inc.	12	13	2	--	--	(8)	15
Karuna Therapeutics, Inc.	154	--	182	--	13	15	--
OptiNose, Inc.	12	--	9	--	--	(3)	--
Presbia PLC	--	--	--	--	--	--	--
QuantumScape Corp.	74	--	18	--	--	(56)	--
Rigel Pharmaceuticals, Inc.	29	6	4	--	1	5	37
Rubius Therapeutics, Inc.	28	16	8	--	5	65	106
Rush Street Interactive, Inc.	23	--	22	--	--	(1)	--
Seres Therapeutics, Inc.	117	26	10	--	7	(108)	32
Sienna Biopharmaceuticals, Inc.	--	4	4	--	(2)	2	--
Silicon Laboratories, Inc.	329	15	45	--	23	87	409
	$1,394	$610	$395	$--	$84	$1	$1,694

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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